Note 11 - Notes Payable (Details) - Notes Payable Consists of the Following (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Turbine Supplier [Member]
Debt Instrument [Line Items]
Interest Rate	6.00%	6.00%
Percentage of Net Cash Flows	95.00%	95.00%
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Interest Rate	5.50%
Note Payable to a Bank with Revolving Draw Features, Maximum Loan Amount (in Dollars)	$ 600,000
Percentage of Eligible Accounts Receivable	80.00%
Basis Spread on Prime Rate	2.25%
Note Payable to Bank 2 [Member]
Debt Instrument [Line Items]
Interest Rate	5.50%
Note Payable to a Bank with Revolving Draw Features, Maximum Loan Amount (in Dollars)	500,000
Percentage of Eligible Accounts Receivable	80.00%
Basis Spread on Prime Rate	2.25%
Note Payable to Bank 3 [Member]
Debt Instrument [Line Items]
Interest Rate	4.75%	4.75%
Note Payable to Bank 4 [Member]
Debt Instrument [Line Items]
Interest Rate	5.75%
Monthly Installments (in Dollars)	1,354
Ballooon payment (in Dollars)	123,000
Note Payable to Bank 5 [Member]
Debt Instrument [Line Items]
Interest Rate	4.75%
Monthly Installments (in Dollars)	$ 1,354